Property and Equipment - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Estimated Capital expenditures to complete construction in progress			$ 500,000
Depreciation expense	$ 1,100,000	$ 211,000	$ 2,813,000	$ 858,000